Taxes on income (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the deferred tax liabilities and assets are as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Deferred research and development cost	$6,943	$4,367
Employee related liabilities	7,533	5,355
Intangible assets	592	724
Goodwill	1,363	1,509
Deferred revenues	2,247	2,012
Carryforward loss	4,850	474
Operating lease liability	4,209	1,754
Property and equipment	152	27
Capital Loss	5,923	6,753
Other	664	1,231
Total deferred tax assets before valuation allowance	34,476	24,206
Valuation allowance	(5,823)	(7,133)
Total deferred tax assets	28,653	17,073

Deferred tax liabilities:
Deferred costs	2,412	2,423
Intangible assets	17,601	—
Goodwill	1,362	1,046
Property and equipment	1,291	641
Operating lease right-of-use assets	2,563	1,654
Derivative instruments	205	53
Marketable securities	100	35
Other	2	149
Total deferred tax liabilities	25,536	6,001
Total deferred tax assets, net	$3,117	$11,072

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the amount that would result from applying the Company’s statutory tax rate in Israel to income before income tax expense to the reported amount of income tax expense allocated to continuing operations is as follows:

	Year Ended December 31,
	2025
	Total	%
Consolidated pretax income	$90,678
Corporate Statutory Tax Rate	20,856	23.0%
Foreign Tax Effects:
United States
Share-based payment awards	(2,381)	(2.6)%
Officer compensation limitation	1,262	1.4%
Other	815	0.9%
Other foreign jurisdictions	1,033	1.1%
Deductible expense item	(130)	(0.1)%
Change in Valuation Allowance	(358)	(0.4)%
Changes in Unrecognized Tax Benefits	257	0.3%
Preferred Technology Enterprise tax effect	(9,040)	(10.0)%
Other Adjustments	38	—%
Effective Tax Rate	$12,352	13.6%

	Year Ended December 31,
	2024	2023
Loss before income taxes expense, as reported in the consolidated statements of operations	$(275,984)	$(75,563)
Statutory tax rate in Israel	23.0%	23.0%
Theoretical taxes on loss	(63,476)	(17,379)
Foreign subsidiaries taxed at different tax rates	426	565
Preferred tax rates in Israel	31,675	9,713
Remeasurement of liability instruments	41,953	14,322
(Deductible) non-deductible expenses	(2,003)	823
Taxes in respect of prior years	(478)	(1,193)
Change in valuation allowance	(543)	—
Research and development tax credits	(446)	(2,087)
Other	(85)	773
Actual tax expense	$7,023	$5,537

Schedule of Income before Income Tax, Domestic and Foreign	(loss) before income tax expense is comprised as follows:

	Year Ended December 31,
	2025	2024	2023
Domestic	$77,788	$(287,955)	$(88,298)
Foreign	12,890	11,971	12,735
	$90,678	$(275,984)	$(75,563)

Schedule of Components of Income Tax Expense (Benefit)
Tax expense allocated to continuing operations is comprised as follows:

	Year Ended December 31,
	2025	2024	2023
Current:
Domestic	$10,605	$10,011	$3,010
Foreign	4,527	588	(2,876)
Total current tax expense:	15,132	10,599	134

Deferred:
Domestic	(1,556)	(3,159)	1,596
Foreign	(1,224)	(417)	3,807
Total deferred tax (benefit) expense	(2,780)	(3,576)	5,403
Total tax expense	$12,352	$7,023	$5,537

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31, 2025	December 31, 2024
Unrecognized tax benefits, beginning of year	$3,409	$3,529
Decreases in tax positions for prior years	(624)	(1,201)
Increases in tax positions for current year	968	1,081
Unrecognized tax benefits, end of year	$3,753	$3,409